Note 13 - Net Foreign Exchange Gain	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of effect of changes in foreign exchange rates [text block]
13	Net foreign exchange (loss) gain

On October 1, 2018 the RBZ issued a directive to Zimbabwean banks to separate foreign currency from RTGS$ in the accounts held by their clients and pegged the RTGS$ at 1:1 to the US Dollar. On February 20, 2019 the RBZ issued a further monetary policy statement, which allowed inter-bank trading between RTGS$ and foreign currency. The interbank rate was introduced at 2.5 RTGS$ to 1 US Dollar and traded at  6,104.72 RTGS$ to 1 US Dollar as at December 31, 2023 ( December 31, 2022:  684.33 RTGS$).  The US dollar has remained the primary currency in which the Group’s Zimbabwean entities operate and the functional currency of these entities.

In June 2021 the RBZ announced that companies that are listed on the Victoria Falls Stock Exchange (“VFEX”) will receive 100% of the revenue arising from incremental production in US Dollars. Blanket has subsequently received confirmation that the “baseline” level of production for the purposes of calculating incremental production is 148.38 Kg per month (approximately 57,000 ounces per annum). The payment of the increased US Dollars proceeds for incremental production was applied from July 1, 2021. In December 2021, Caledonia obtained a secondary listing on the VFEX and Blanket received all amounts due in terms of that revised policy. The CMCL listing on the VFEX enabled Blanket to receive approximately 72.74% of its total revenue in US Dollars and the balance in RTGS$.

On February 3, 2023, the RBZ issued Exchange control directive RY002/2023 stating that with effect from February 6, 2023, the US$ export retention threshold across all sectors, including companies listed on the VFEX, had been standardized to 75% of export proceeds. The incremental export incentive scheme was also discontinued with effect from February 1, 2023.

On April 5, 2024 the Reserve Bank of Zimbabwe issued a Monetary Statement policy that introduced a structured currency (which is generally defined as a currency that is pegged to a specific exchange rate or currency basket and backed by a bundle of foreign exchange assets (including gold). The structured currency called the Zimbabwe Gold (“ZiG”) replaced the RTGS$ from the said date. Banks were instructed to convert the RTGS$ balances into the new currency to foster simplicity, certainty, and predictability in monetary and financial affairs. The new currency will co-circulate with other foreign currencies in the economy. The retention threshold remained unchanged.

The table below illustrates the effect the weakening of the RTGS$ and other foreign currencies had on the consolidated statement of profit or loss.

	2023	2022	2021

Unrealised foreign exchange gain	4,217	12,736	2,755
Realised foreign exchange loss*	(6,767)	(8,325)	(1,571)
Net foreign exchange (loss) gain	(2,550)	4,411	1,184

*	Realised foreign exchange losses were predominantly recognised on bullion sales receivables, bank balances and RTGS$ VAT.
**

After December 31, 2023 the RTGS$:USD conversion rate devalued from RTGS$ 6,105:USD 1 to RTGS$ 20,945:USD 1 on March, 25 2024. The devaluation in the exchange rate will devalue RTGS$-denominated monetary assets in quarter 1, of 2024.